Significant Accounting Policies (Details 3) R$ in Thousands	12 Months Ended
	Dec. 31, 2016 BRL (R$)
Value Of The Investment Recorded By Bradesco Includes Goodwill In The Acquisition Of Shares [Abstract]
Shareholders' equity acquired	R$ 9,294,301
Fair value of assets acquired and liabilities assumed	(221,361)
Intangible assets acquired	3,993,743
Goodwill	4,221,787	[1]
Fair value of the consideration transferred	R$ 17,288,470	[1]

[1]	Based on an assessment made on July 01,2016, were identificable the fair values of the assets adquired and liabilities assumed in the acquisition.